ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES (Details) (USD $)	Dec. 31, 2012	Dec. 31, 2011
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES [Abstract]
Accrued payroll and welfare	$ 2,526,701	$ 3,822,426
Accrued professional fees	700,000	928,957
Guarantee Deposit	62,507	131,473
Other tax payable	1,830,815	1,196,931
Interest payable	612,968	530,502
Government subsidy	882,640	757,310
Others	1,001,824	1,796,923
Total	$ 7,617,455	$ 9,164,522